Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue recognition
Revenues	¥ 38,418,915	$ 5,411,191	¥ 35,376,996	¥ 30,405,839
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Revenues	¥ 35,488,060	$ 4,998,389	¥ 32,575,698	¥ 27,450,922
Revenue (in percent)	92.40%	92.40%	92.10%	90.30%
Freight forwarding services
Revenue recognition
Revenues	¥ 906,802	$ 127,720	¥ 1,212,677	¥ 1,529,601
Revenue (in percent)	2.40%	2.40%	3.40%	5.00%
Sale of accessories
Revenue recognition
Revenues	¥ 1,876,624	$ 264,317	¥ 1,384,674	¥ 1,231,283
Revenue (in percent)	4.90%	4.90%	3.90%	4.00%
Others
Revenue recognition
Revenues	¥ 147,429	$ 20,765	¥ 203,947	¥ 194,033
Revenue (in percent)	0.30%	0.30%	0.60%	0.70%